Shareholder Report, Average Annual Return (Details)	12 Months Ended	27 Months Ended	31 Months Ended	43 Months Ended	60 Months Ended	63 Months Ended	76 Months Ended	89 Months Ended	105 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000242847
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000219749
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000174221
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000199548
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000211558
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000108744
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000108737
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000087779
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Without Sales Load [Member] | C000242847
Average Annual Return [Line Items]
Average Annual Return, Percent	14.83%	22.08%
Without Sales Load [Member] | C000219749
Average Annual Return [Line Items]
Average Annual Return, Percent	17.29%				15.37%	17.67%
Without Sales Load [Member] | C000174221
Average Annual Return [Line Items]
Average Annual Return, Percent	15.14%				13.59%				14.81%
Without Sales Load [Member] | C000240124
Average Annual Return [Line Items]
Average Annual Return, Percent	21.87%		29.66%
Without Sales Load [Member] | C000199548
Average Annual Return [Line Items]
Average Annual Return, Percent	8.65%				11.58%			9.12%
Without Sales Load [Member] | C000240126
Average Annual Return [Line Items]
Average Annual Return, Percent	7.32%		10.45%
Without Sales Load [Member] | C000211558
Average Annual Return [Line Items]
Average Annual Return, Percent	14.70%				14.79%		15.62%
Without Sales Load [Member] | C000232922
Average Annual Return [Line Items]
Average Annual Return, Percent	12.46%			10.46%
Without Sales Load [Member] | C000108744
Average Annual Return [Line Items]
Average Annual Return, Percent	7.54%				5.49%					2.79%
Without Sales Load [Member] | C000108737
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%				4.62%					6.96%
Without Sales Load [Member] | C000087779
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.13%)				11.19%					6.81%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	16.45%	22.21%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	16.45%				14.45%	16.60%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	16.45%				14.45%				15.13%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	16.45%		21.51%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	16.45%				14.45%			14.67%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	16.45%		21.51%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	16.45%				14.45%		15.49%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	16.45%			12.12%
MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	15.42%				8.94%					7.33%
MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	15.42%				8.94%					7.33%
MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	15.42%				8.94%					7.33%
MSCI USA Extended Climate Action Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Extended Climate Action Index
Average Annual Return, Percent	14.93%	22.19%
MSCI USA Choice ESG Screened Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Choice ESG Screened Index
Average Annual Return, Percent	17.41%				15.50%	17.83%
MSCI USA Extended ESG Focus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Extended ESG Focus Index (Spliced)
Average Annual Return, Percent	15.32%				13.76%				15.01%
MSCI USA Growth Extended ESG Focus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Growth Extended ESG Focus Index
Average Annual Return, Percent	22.14%		29.86%
MSCI USA Small Cap Extended ESG Focus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Small Cap Extended ESG Focus Index
Average Annual Return, Percent	8.85%				11.70%			9.26%
MSCI USA Value Extended ESG Focus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Value Extended ESG Focus Index
Average Annual Return, Percent	7.54%		10.67%
MSCI USA Extended ESG Leaders Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Extended ESG Leaders Index
Average Annual Return, Percent	14.81%				14.90%		15.73%
MSCI USA Climate Paris Aligned Benchmark Extended Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Climate Paris Aligned Benchmark Extended Select Index
Average Annual Return, Percent	12.59%			10.54%
MSCI United Kingdom Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI United Kingdom Small Cap Index (Net)
Average Annual Return, Percent	8.47%				6.10%					3.39%
MSCI Finland IMI 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Finland IMI 25/50 Index (Net)
Average Annual Return, Percent	15.95%				3.52%					6.08%
MSCI All Ireland Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Ireland Capped Index (Net)
Average Annual Return, Percent	(0.19%)				11.61%					7.17%